UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09155

Eaton Vance New Jersey Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

November 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Trusts

Annual Report

November 30, 2013

California (CEV)    •    Massachusetts (MMV)    •    Michigan (EMI)     •    New Jersey (EVJ)

New York (EVY)    •    Ohio (EVO)    •    Pennsylvania (EVP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report November 30, 2013

Eaton Vance

Municipal Income Trusts

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

California Municipal Income Trust	4
Massachusetts Municipal Income Trust	5
Michigan Municipal Income Trust	6
New Jersey Municipal Income Trust	7
New York Municipal Income Trust	8
Ohio Municipal Income Trust	9
Pennsylvania Municipal Income Trust	10

Endnotes and Additional Disclosures	11

Financial Statements	12

Report of Independent Registered Public Accounting Firm	60

Federal Tax Information	61

Dividend Reinvestment Plan	62

Management and Organization	64

Important Notices	67

Eaton Vance

Municipal Income Trusts

November 30, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

During the first five months of the fiscal year ended November 30, 2013, interest rates declined to historic lows, driven by highly accommodative monetary policies instituted by central banks around the world. In December 2012, the U.S. Federal Reserve (the Fed) replaced Operation Twist, the central bank’s swapping of its short-term holdings for long-term Treasury bonds, with outright purchases of $45 billion of Treasurys each month. This was in addition to the monthly purchase of approximately $40 billion of agency mortgage-backed securities that it had begun in September 2012. These actions combined to put continuing downward pressure on long-term bond yields, driving investors to look for other sources of income. One beneficiary was the municipal bond market, which rallied during the first five months of the period in response to strong investor demand.

In late May 2013, however, Fed Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases, known collectively as quantitative easing (QE), could be tapered sooner than most investors had expected. The negative effect on the bond market was swift and dramatic. Investors rushed to sell fixed-income assets in anticipation of rising interest rates, causing nearly every fixed-income asset class to decline in value.

Outflows had a particularly significant effect on the municipal bond market because, unlike other domestic fixed-income asset classes, the municipal market is primarily retail-based and is generally impacted more by the actions of small individual investors than other fixed-income asset classes. Even after the Fed tried to temper its comments and calm the markets, moderating the outflows in other fixed-income classes, heavy selling in municipals continued through August 2013, causing a significant increase in municipal bond yields. The selling abated somewhat in September 2013, after the Fed surprised the markets again by postponing its tapering of QE that many investors had thought was imminent. Municipal markets, however, continued to experience net outflows through the end of the period on November 30, 2013. The Barclays Municipal Bond Index2 — an unmanaged broad index of municipal bonds traded in the United States — declined 3.51% for the one-year period.

During the period, additional pressure on the municipal market came from the City of Detroit’s bankruptcy filing on July 18, 2013 and heightened attention to Puerto

Rico’s fiscal woes throughout September 2013. Although Detroit’s bankruptcy was not a surprise, because the city’s fiscal problems had been well documented for many years, the bankruptcy’s negative headlines injected additional fear into the municipal bond market. That fear, combined with Puerto Rico’s well-publicized fiscal challenges, drove both institutional and retail investors to sell Puerto Rico bonds, exerting additional downward pressure on the market value of the bonds in late August and September 2013. Prices of Puerto Rico bonds remained at depressed levels through the end of the period on November 30, 2013.

Fund Performance

For the fiscal year ending November 30, 2013, Eaton Vance New Jersey Municipal Income Trust shares at net asset value (NAV) outperformed the -7.18% return of the Barclays Long (22+) Year Municipal Bond Index (the Index). All of the other Funds’ shares at NAV underperformed the Index.

The Funds’ overall strategy is to invest primarily in bonds with maturities of 10 years or more in order to capture their generally higher yields and a greater income stream. Management hedges to various degrees against the greater potential risk of volatility at the long end of the yield curve by using Treasury futures in seeking to provide downside protection.

In managing the Funds, management employs leverage6 to seek to enhance the Funds’ tax-exempt income. The use of leverage has the effect of achieving additional exposure to the municipal market. While increasing the Funds’ distributions to shareholders, leverage magnifies the Funds’ exposure to their underlying investments in both up and down markets. For all of the Funds, leverage was the most significant detractor from the Funds’ performance relative to the unleveraged Index during this period of negative performance by municipal bonds.

In contrast, the Funds’ hedging strategy aided the Funds’ performance versus the Index for all Funds during the period. As a risk management tactic within the overall Fund strategy mentioned above, interest-rate hedging is intended to moderate the Funds’ performance on both the upside and the downside of the market. Although municipal bonds underperformed Treasurys during the period, the Funds’ Treasury hedges moderated a portion of the Funds’ negative performance.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Trusts

November 30, 2013

Management’s Discussion of Fund Performance — continued

State-specific Results

Eaton Vance California Municipal Income Trust shares at NAV returned -8.69%, underperforming the -7.18% return of the Index. Leverage was the major detractor from the Fund’s performance versus the Index. Contributors to the Fund’s performance relative to the Index included the Fund’s hedging strategy, security selection in BBB-rated7 bonds, and an underweighting and security selection in Puerto Rico bonds.

Eaton Vance Massachusetts Municipal Income Trust shares at NAV returned -10.34%, trailing the -7.18% return of the Index. Detractors from the Fund’s performance versus the Index included leverage, security selection in AA-rated issues, and an overweight and security selection in education sector bonds. The Fund’s hedging strategy was a key contributor to the Fund’s performance versus the Index, along with an underweight in Puerto Rico bonds and security selection in BBB-rated issues.

Eaton Vance Michigan Municipal Income Trust shares at NAV returned -10.49%, underperforming the -7.18% return of the Index. Leverage was a key detractor from the Fund’s performance relative to the Index. An overweight in Michigan local government general obligation (GO) bonds — relative to the Index, which, unlike the Fund, is not Michigan-centric — hurt relative results versus the Index as well because bonds of many Michigan municipalities sold off in the wake of Detroit’s bankruptcy filing. In contrast, the Fund’s performance versus the Index was helped by the Fund’s hedging strategy, security selection in BBB-rated bonds and an underweight in Puerto Rico bonds.

Eaton Vance New Jersey Municipal Income Trust shares at NAV returned -6.96%, outperforming the -7.18% return of the Index. The Fund’s relative outperformance versus the Index was driven by the Fund’s hedging strategy, an underweight in Puerto Rico bonds and security selection in BBB-rated issues. Primary detractors from the Fund’s performance versus the Index included leverage, security selection in AAA-rated bonds and an overweight in zero-coupon bonds — which were among the worst-performing issues during the period due to their high sensitivity to rising interest rates.

Eaton Vance New York Municipal Income Trust shares at NAV returned -8.99%, lagging the -7.18% return of the Index. Leverage hurt the Fund’s performance relative to the

Index, as did an overweight in zero-coupon bonds and security selection in bonds with 30 or more years remaining to maturity. Contributors to the Fund’s performance versus the Index included the Fund’s hedging strategy, an underweight in Puerto Rico bonds, and security selection in A-rated and BBB-rated bonds.

Eaton Vance Ohio Municipal Income Trust shares at NAV returned -10.01%, underperforming the -7.18% return of the Index. Detractors from the Fund’s performance results versus the Index included leverage, an overweight in zero-coupon bonds and an overweight in GO bonds. The Fund’s performance versus the Index was helped by the Fund’s hedging strategy, an underweight in Puerto Rico bonds and security selection in BBB-rated bonds.

Eaton Vance Pennsylvania Municipal Income Trust shares at NAV returned -8.07%, trailing the -7.18% return of the Index. Leverage, security selection in
BBB-rated bonds and security selection in the special tax sector detracted from the Fund’s performance versus the Index. Contributors to the Fund’s performance relative to the Index included the Fund’s hedging strategy and an overweight in prerefunded bonds. And while selection in BBB bonds hurt the Fund’s performance versus the Index, a relative underweight in the same area, BBB-rated bonds, aided relative results versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

California Municipal Income Trust

November 30, 2013

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	–8.69%	12.35%	4.34%
Fund at Market Price	—	–19.84	11.21	3.26
Barclays Long (22+) Year Municipal Bond Index	—	–7.18%	8.69%	4.74%

% Premium/Discount to NAV[4]
				–12.08%

Distributions[5]
Total Distributions per share for the period				$0.796
Distribution Rate at NAV				6.25%
Taxable-Equivalent Distribution Rate at NAV				12.74%
Distribution Rate at Market Price				7.11%
Taxable-Equivalent Distribution Rate at Market Price				14.49%

% Total Leverage[6]
Auction Preferred Shares (APS)				32.04%
Residual Interest Bond (RIB)				9.41

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	5.7%	BBB	10.4%
AA	57.6	BB	0.7
A	22.5	Not Rated	3.1

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

4

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2013

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	–10.34%	13.00%	4.74%
Fund at Market Price	—	–22.55	12.80	3.30
Barclays Long (22+) Year Municipal Bond Index	—	–7.18%	8.69%	4.74%

% Premium/Discount to NAV[4]
				–12.82%

Distributions[5]
Total Distributions per share for the period				$0.776
Distribution Rate at NAV				5.36%
Taxable-Equivalent Distribution Rate at NAV				9.99%
Distribution Rate at Market Price				6.15%
Taxable-Equivalent Distribution Rate at Market Price				11.47%

% Total Leverage[6]
APS				32.76%
RIB				5.53

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	18.7%	BB	1.3%
AA	44.2	B	1.4
A	23.6	Not Rated	0.9
BBB	9.9

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

5

Eaton Vance

Michigan Municipal Income Trust

November 30, 2013

Performance2,3

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	–10.49%	10.52%	4.47%
Fund at Market Price	—	–20.51	14.01	2.55
Barclays Long (22+) Year Municipal Bond Index	—	–7.18%	8.69%	4.74%

% Premium/Discount to NAV[4]
				–14.79%

Distributions[5]
Total Distributions per share for the period				$0.749
Distribution Rate at NAV				5.49%
Taxable-Equivalent Distribution Rate at NAV				10.13%
Distribution Rate at Market Price				6.45%
Taxable-Equivalent Distribution Rate at Market Price				11.90%

% Total Leverage[6]
APS				39.04%

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

6

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2013

Performance2,3

Portfolio Manager Adam Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	–6.96%	13.93%	4.62%
Fund at Market Price	—	–25.85	13.39	3.17
Barclays Long (22+) Year Municipal Bond Index	—	–7.18%	8.69%	4.74%

% Premium/Discount to NAV[4]
				–11.73%
Distributions[5]
Total Distributions per share for the period				$0.788
Distribution Rate at NAV				6.08%
Taxable-Equivalent Distribution Rate at NAV				11.80%
Distribution Rate at Market Price				6.89%
Taxable-Equivalent Distribution Rate at Market Price				13.37%

% Total Leverage[6]
APS				34.16%
RIB				3.86

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	11.5%	BBB	10.4%
AA	25.8	B	2.1
A	48.0	Not Rated	2.2

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

7

Eaton Vance

New York Municipal Income Trust

November 30, 2013

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	–8.99%	14.80%	4.63%
Fund at Market Price	—	–20.09	16.58	3.91
Barclays Long (22+) Year Municipal Bond Index	—	–7.18%	8.69%	4.74%

% Premium/Discount to NAV[4]
				–8.75%

Distributions[5]
Total Distributions per share for the period				$0.883
Distribution Rate at NAV				6.56%
Taxable-Equivalent Distribution Rate at NAV				12.71%
Distribution Rate at Market Price				7.19%
Taxable-Equivalent Distribution Rate at Market Price				13.93%

% Total Leverage[6]
APS				26.84%
RIB				15.37

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	11.9%	BBB	13.9%
AA	32.8	BB	3.5
A	28.6	Not Rated	9.3

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

8

Eaton Vance

Ohio Municipal Income Trust

November 30, 2013

Performance2,3

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	–10.01%	12.04%	4.87%
Fund at Market Price	—	–25.59	13.59	3.06
Barclays Long (22+) Year Municipal Bond Index	—	–7.18%	8.69%	4.74%

% Premium/Discount to NAV[4]
				–12.36%

Distributions[5]
Total Distributions per share for the period				$0.739
Distribution Rate at NAV				5.41%
Taxable-Equivalent Distribution Rate at NAV				10.11%
Distribution Rate at Market Price				6.17%
Taxable-Equivalent Distribution Rate at Market Price				11.53%

% Total Leverage[6]
APS				36.20%
RIB				2.32

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

9

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2013

Performance2,3

Portfolio Manager Adam Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	–8.07%	11.32%	4.39%
Fund at Market Price	—	–22.84	9.52	2.30
Barclays Long (22+) Year Municipal Bond Index	—	–7.18%	8.69%	4.74%

% Premium/Discount to NAV[4]
				–14.25%

Distributions[5]
Total Distributions per share for the period				$0.787
Distribution Rate at NAV				6.08%
Taxable-Equivalent Distribution Rate at NAV				11.08%
Distribution Rate at Market Price				7.10%
Taxable-Equivalent Distribution Rate at Market Price				12.94%

% Total Leverage[6]
APS				36.79%
RIB				2.87

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	3.6%	BBB	3.5%
AA	41.1	Not Rated	2.8
A	49.0

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

10

Eaton Vance

Municipal Income Trusts

November 30, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, ordinary income and net realized capital gains. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at www.eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[6]

Fund employs RIB financing and/or APS leverage. The leverage created by RIB investments and APS provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

Important Notices to Shareholders
Effective January 1, 2014, the California Municipal Income Trust is managed by Craig R. Brandon, CFA.

11

Eaton Vance

California Municipal Income Trust

November 30, 2013

Portfolio of Investments

Tax-Exempt Investments — 163.5%

Security	Principal Amount (000’s omitted)	Value

Education — 21.6%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$3,135	$3,270,620
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	195	208,662
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	347,615
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	770,859
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,440	2,441,732
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,884,128
California Educational Facilities Authority, (Stanford University), 5.00%, 6/1/43	2,100	2,419,809
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	268,156
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,658,175
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	662,344
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	430,218
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	289,227
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	884,633
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	919,360
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	960,872
University of California, 5.25%, 5/15/39	1,250	1,334,038

		$19,750,448

Electric Utilities — 15.1%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$300,278
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,275	2,371,733
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,500	1,589,565
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,344,924
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,642,035
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,335	1,459,569
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,795	1,947,700
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	698,353

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Vernon, Electric System Revenue, 5.125%, 8/1/21	$1,300	$1,407,822

		$13,761,979

General Obligations — 22.2%
California, 5.50%, 11/1/35	$1,600	$1,758,016
California, 6.00%, 4/1/38	750	851,880
California, (AMT), 5.05%, 12/1/36	475	469,267
Cupertino Union School District, (Election of 2012), 5.00%, 8/1/35	1,000	1,063,570
Cupertino Union School District, (Election of 2012), 5.00%, 8/1/36	1,630	1,729,952
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	205	199,086
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	3,860,411
San Bernardino Community College District, 4.00%, 8/1/30	2,890	2,724,894
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/30	2,545	2,502,269
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	740	797,113
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	917,904
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	3,180	3,400,183

		$20,274,545

Hospital — 18.5%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,063,200
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	199,986
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	1,000	1,019,250
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	646,233
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	912,912
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	2,000	2,159,940
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,020,710
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,475	1,686,722
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,181,938
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	541,891
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	600	601,686

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

November 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	$535	$538,098
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,902,033
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,686,814
Washington Township Health Care District, 5.25%, 7/1/29	700	699,993

		$16,861,406

Industrial Development Revenue — 1.4%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$1,235	$1,275,347

		$1,275,347

Insured – Education — 1.6%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,471,975

		$1,471,975

Insured – Electric Utilities — 3.2%
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	$2,790	$2,912,425

		$2,912,425

Insured – Escrowed / Prerefunded — 3.7%
Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$3,416,888

		$3,416,888

Insured – General Obligations — 9.3%
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$6,485	$2,116,769
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	4,825	1,482,481
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	2,005	2,106,774
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	2,805,615

		$8,511,639

Insured – Hospital — 9.5%
California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,900	$2,910,585
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	750	759,383

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital (continued)
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	$5,000	$5,007,750

		$8,677,718

Insured – Lease Revenue / Certificates of Participation — 10.7%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$4,099,492
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,710	2,023,203
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,500	3,666,180

		$9,788,875

Insured – Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$569,245

		$569,245

Insured – Transportation — 11.3%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$2,056,050
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	1,745,460
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	740	631,220
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	10,000	3,147,300
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,275	1,285,187
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,454,504

		$10,319,721

Insured – Water and Sewer — 4.1%
East Bay Municipal Utility District, Water System Revenue, (NPFG), 5.00%, 6/1/32(1)	$2,000	$2,131,960
Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,830	1,587,397

		$3,719,357

Lease Revenue / Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$916,382

		$916,382

13	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

November 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 0.8%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$388,053
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	315	314,562

		$702,615

Senior Living / Life Care — 1.9%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$307,081
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	175	163,714
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	700	598,626
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	600	649,728

		$1,719,149

Special Tax Revenue — 12.0%
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$285	$277,123
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	410,775
Corona Public Financing Authority, 5.80%, 9/1/20	925	928,718
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/27	190	188,680
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/36	480	443,746
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,593,100
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	267,530
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	528,163
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	259,954
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	359,050
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	255,139
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,610,864
Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250	251,343
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	490	491,073
Temecula Unified School District, 5.00%, 9/1/27	250	251,417

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Temecula Unified School District, 5.00%, 9/1/37	$400	$383,340
Tustin Community Facilities District, 6.00%, 9/1/37	500	503,110
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,000	1,000,580

		$11,003,705

Transportation — 12.1%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,000	$1,110,980
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/16, 5.00%, 4/1/31	2,000	2,215,940
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	2,120	2,202,913
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,623,690
Port of Redwood City, (AMT), 5.125%, 6/1/30	1,170	1,089,761
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	2,820,693

		$11,063,977

Water and Sewer — 2.9%
California Department of Water Resources, 5.00%, 12/1/29	$740	$817,670
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,789,454

		$2,607,124

Total Tax-Exempt Investments — 163.5% (identified cost $146,226,964)		$149,324,520

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.7)%		$(49,976,074)

Other Assets, Less Liabilities — (8.8)%		$(8,015,160)

Net Assets Applicable to Common Shares — 100.0%		$91,333,286

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.
RADIAN	–	Radian Group, Inc.

14	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

November 30, 2013

Portfolio of Investments — continued

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2013, 33.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 15.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,889,316.

15	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2013

Portfolio of Investments

Tax-Exempt Investments — 156.0%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.8%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,046,973
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,137,847

		$2,184,820

Education — 29.1%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$1,080	$1,133,536
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	625	628,256
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,500	1,576,635
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	1,892,937
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,500	1,582,965
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	415	437,817
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,392,484
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,420	1,552,316
University of Massachusetts Building Authority, 5.00%, 11/1/39	750	785,137

		$10,982,083

General Obligations — 17.0%
Boston, 4.00%, 4/1/24	$300	$324,657
Cambridge, 4.00%, 2/15/21	595	671,345
Danvers, 5.25%, 7/1/36	885	952,561
Lexington, 4.00%, 2/1/21	415	467,323
Lexington, 4.00%, 2/1/22	430	481,041
Lexington, 4.00%, 2/1/23	355	395,974
Newton, 5.00%, 4/1/36	750	791,595
Plymouth, 5.00%, 5/1/31	345	369,702
Plymouth, 5.00%, 5/1/32	315	336,089
Wayland, 5.00%, 2/1/33	510	550,407
Wayland, 5.00%, 2/1/36	770	822,507
Winchester, 5.00%, 4/15/36	245	262,123

		$6,425,324

Hospital — 28.2%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$1,000	$1,012,550
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	600	691,110

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	$1,150	$1,192,872
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,281,814
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	509,790
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,147,258
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	755	755,400
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	944,023
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/32	2,000	2,070,780
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675	677,410
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	356,384

		$10,639,391

Housing — 6.8%
Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$2,100	$1,926,414
Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	650	654,075

		$2,580,489

Industrial Development Revenue — 1.9%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	$800	$716,520

		$716,520

Insured – Education — 7.1%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,131,930
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	1,365	1,531,639

		$2,663,569

Insured – Electric Utilities — 1.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$550	$459,508

		$459,508

16	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 3.2%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,221,720

		$1,221,720

Insured – Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$352,521

		$352,521

Insured – Other Revenue — 1.7%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$645,578

		$645,578

Insured – Special Tax Revenue — 10.9%
Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,450	$1,453,929
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,139,340
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,340	1,394,525
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	129,694

		$4,117,488

Insured – Student Loan — 4.7%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$320	$337,350
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,590	1,444,595

		$1,781,945

Insured – Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$315	$316,011

		$316,011

Other Revenue — 3.0%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$500	$560,650
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	505	560,545

		$1,121,195

Senior Living / Life Care — 6.2%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$250	$228,842

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	$1,500	$1,471,710
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	125	129,108
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	140	125,310
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	475	381,582

		$2,336,552

Special Tax Revenue — 8.6%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$140	$152,597
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,665	743,606
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	5,195	1,991,503
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	335	364,024

		$3,251,730

Transportation — 7.4%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,535,490
Massachusetts Port Authority, 5.00%, 7/1/28	500	551,695
Massachusetts Port Authority, 5.00%, 7/1/34	670	701,095

		$2,788,280

Water and Sewer — 11.5%
Boston Water and Sewer Commission, 5.00%, 11/1/26	$2,005	$2,242,512
Boston Water and Sewer Commission, 5.00%, 11/1/29	495	543,268
Boston Water and Sewer Commission, 5.00%, 11/1/31	225	244,535
Massachusetts Water Resources Authority, 5.00%, 8/1/28	1,195	1,317,523

		$4,347,838

Total Tax-Exempt Investments — 156.0% (identified cost $57,556,570)		$58,932,562

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.1)%		$(20,050,332)

Other Assets, Less Liabilities — (2.9)%		$(1,108,406)

Net Assets Applicable to Common Shares — 100.0%		$37,773,824

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

17	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2013

Portfolio of Investments — continued

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2013, 19.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 13.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $621,639.

18	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

November 30, 2013

Portfolio of Investments

Tax-Exempt Investments — 157.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.4%
Michigan Municipal Bond Authority, 5.00%, 10/1/29	$600	$639,618
Michigan Municipal Bond Authority, 5.00%, 10/1/30	500	546,325

		$1,185,943

Education — 15.5%
Grand Valley State University, 5.625%, 12/1/29	$525	$564,764
Grand Valley State University, 5.75%, 12/1/34	525	565,267
Michigan State University, 5.00%, 2/15/40	1,000	1,021,330
Michigan State University, 5.00%, 2/15/44	460	467,328
Michigan Technological University, 4.00%, 10/1/36	700	614,824
Oakland University, 5.00%, 3/1/42	500	501,305
Wayne State University, 5.00%, 11/15/40	500	507,440

		$4,242,258

Electric Utilities — 4.8%
Lansing Board of Water and Light, 5.50%, 7/1/41	$500	$533,810
Michigan Public Power Agency, 5.00%, 1/1/43	800	787,904

		$1,321,714

Escrowed / Prerefunded — 1.2%
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), Prerefunded to 1/1/15, 6.20%, 1/1/25	$185	$196,825
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), Prerefunded to 1/1/15, 6.50%, 1/1/37	125	133,398

		$330,223

General Obligations — 42.1%
Allegan Public Schools, 5.00%, 5/1/31	$1,000	$1,035,050
Ann Arbor Public Schools, 4.50%, 5/1/24	350	363,877
Bloomfield Hills Schools, 4.00%, 5/1/37	750	711,660
Comstock Park Public Schools, 5.00%, 5/1/28	230	243,124
Comstock Park Public Schools, 5.125%, 5/1/31	275	285,205
Comstock Park Public Schools, 5.25%, 5/1/33	220	230,164
HealthSource Saginaw, Inc., Saginaw County, 4.00%, 5/1/29	500	489,275
Howell Public Schools, 4.50%, 5/1/29	620	635,271
Jenison Public Schools, 5.00%, 5/1/28	500	519,445
Jenison Public Schools, 5.00%, 5/1/30	500	513,385
Kent County, 5.00%, 1/1/25	1,500	1,614,870
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,061,500
Livingston County, 4.00%, 6/1/30	305	298,500
Michigan, 5.00%, 11/1/20	1,000	1,179,180

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Michigan, 5.50%, 11/1/25	$270	$303,885
Northview Public Schools, 5.00%, 5/1/32	725	747,852
Northview Public Schools, 5.00%, 5/1/41	275	278,149
St. Clair County, (Convention Center), 3.75%, 4/1/42	375	297,469
Whitmore Lake Public School District, 4.00%, 5/1/32	750	701,565

		$11,509,426

Hospital — 23.2%
Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	$275	$290,408
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	245,795
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	494,255
Michigan Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	1,000	1,064,340
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	250	240,180
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	956,680
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 8/1/35	1,080	1,082,246
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), 6.125%, 6/1/39	500	525,430
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	425	434,550
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	997,160

		$6,331,044

Housing — 0.9%
Michigan Housing Development Authority, 4.60%, 12/1/26	$235	$235,139

		$235,139

Industrial Development Revenue — 2.4%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$665,775

		$665,775

Insured – Education — 5.2%
Ferris State University, (AGC), 5.125%, 10/1/33	$570	$592,031
Ferris State University, (AGC), 5.25%, 10/1/38	500	521,210
Wayne State University, (AGM), 5.00%, 11/15/35	300	307,254

		$1,420,495

19	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

November 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$526,346
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	204,430
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	125,350

		$856,126

Insured – General Obligations — 18.8%
Battle Creek School District, (AGM), 5.00%, 5/1/37	$1,105	$1,121,288
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	500	507,210
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	150	148,542
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	240	235,860
Detroit School District, (AGM), 5.25%, 5/1/32	300	297,888
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,067,860
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,259,812
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	497,490

		$5,135,950

Insured – Lease Revenue / Certificates of Participation — 8.2%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$457,670
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	4,300	1,781,361

		$2,239,031

Insured – Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$105,046

		$105,046

Insured – Transportation — 3.9%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,057,170

		$1,057,170

Insured – Water and Sewer — 11.3%
Detroit, Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$524,009
Detroit, Water Supply System, (NPFG), 5.00%, 7/1/30	1,650	1,527,042
Grand Rapids, Water Supply System, (AGC), 5.10%, 1/1/39	1,000	1,046,410

		$3,097,461

Special Tax Revenue — 5.2%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$119,353
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	129,811
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,000	1,041,280
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	119,530

		$1,409,974

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 6.5%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$686,797
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	735	842,641
Port Huron, Water Supply System, 5.25%, 10/1/31	250	256,603

		$1,786,041

Total Tax-Exempt Investments — 157.1% (identified cost $43,215,104)		$42,928,816

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (64.0)%		$(17,500,093)

Other Assets, Less Liabilities — 6.9%		$1,898,892

Net Assets Applicable to Common Shares — 100.0%		$27,327,615

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2013, 32.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 11.4% of total investments.

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2013

Portfolio of Investments

Tax-Exempt Municipal Securities — 154.4%

Security	Principal Amount (000’s omitted)	Value

Education — 21.3%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,315,530
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	250	254,423
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	250	249,370
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	220	220,559
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,829,302
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	657,510
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,679,188
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	965	1,268,396
New Jersey Institute of Technology, 5.00%, 7/1/42	1,295	1,326,740
Rutgers State University, 5.00%, 5/1/33	1,000	1,076,200
Rutgers State University, 5.00%, 5/1/39	2,900	3,032,530

		$12,909,748

Electric Utilities — 1.0%
Puerto Rico Electric Power Authority, 5.25%, 7/1/27	$865	$633,621

		$633,621

General Obligations — 8.1%
Burlington County Bridge Commission, 4.00%, 8/15/23	$320	$339,786
Monmouth County Improvement Authority, 5.00%, 1/15/28	1,850	2,038,312
Monmouth County Improvement Authority, 5.00%, 1/15/30	1,795	1,964,663
Monmouth County Improvement Authority, 5.00%, 8/1/33	500	541,840

		$4,884,601

Hospital — 25.2%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$85	$78,957
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,335	1,339,058
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	650	649,487
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,290	2,378,737
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,090	2,127,306
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	1,415	1,458,823

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	$645	$725,909
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	620	660,728
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	250	242,315
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	2,055	2,094,312
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,440	2,365,507
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,137,705

		$15,258,844

Housing — 2.7%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$595	$583,255
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	1,050	1,049,926

		$1,633,181

Industrial Development Revenue — 5.7%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	$50	$48,115
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	125,658
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	699,885
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	239,789
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,359,489

		$3,472,936

Insured – Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$135	$112,788
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	396,268
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	478,767

		$987,823

Insured – Gas Utilities — 6.0%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,540	$3,614,517

		$3,614,517

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 5.3%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,056,727
Lakewood Township, (AGC), 5.75%, 11/1/31	1,240	1,350,099
Paterson, (BAM), 5.00%, 1/15/26	750	811,410

		$3,218,236

Insured – Hospital — 5.6%
New Jersey Economic Development Authority, (Hillcrest Health Service System), (AMBAC), 0.00%, 1/1/20	$100	$80,762
New Jersey Economic Development Authority, (Hillcrest Health Service System), (AMBAC), 0.00%, 1/1/21	300	228,303
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	750	775,717
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	385	390,733
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	507,445
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,423,732

		$3,406,692

Insured – Industrial Development Revenue — 3.3%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$1,991,236

		$1,991,236

Insured – Lease Revenue / Certificates of Participation — 4.6%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,500	$1,640,280
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,141,830

		$2,782,110

Insured – Other Revenue — 1.6%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	$1,000	$993,670

		$993,670

Insured – Special Tax Revenue — 11.6%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$3,282,983
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	2,448,162

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	$2,020	$1,074,458
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	237,087

		$7,042,690

Insured – Student Loan — 3.8%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,215	$2,326,237

		$2,326,237

Insured – Transportation — 0.6%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$315	$337,286

		$337,286

Lease Revenue / Certificates of Participation — 5.9%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,500	$1,583,220
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,700	1,726,333
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	250	278,378

		$3,587,931

Other Revenue — 5.9%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$13,280	$327,219
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	2,040	2,101,506
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	500	504,830
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	900	647,658

		$3,581,213

Senior Living / Life Care — 4.2%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$472,431
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	772,548
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	815	729,531
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	601,580

		$2,576,090

22	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 3.0%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$101,240
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	172,524
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	750	609,900
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	401,360
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	543,320

		$1,828,344

Student Loan — 5.3%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.211%, 6/1/36(1)(2)(3)	$2,500	$2,524,950
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	740	658,896

		$3,183,846

Transportation — 19.9%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,099,909
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,108,436
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/26	2,000	1,086,060
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,850	1,996,650
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	278,728
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	595,784
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	3,764,736
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	1,995	2,145,223

		$12,075,526

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,275	$1,340,803

		$1,340,803

Total Tax-Exempt Municipal Securities — 154.4% (identified cost $91,744,836)		$93,667,181

Taxable Municipal Securities — 1.5%

Security	Principal Amount (000’s omitted)	Value

Transportation — 1.5%
Port Authority of New York and New Jersey, 4.458%, 10/1/62	$1,000	$889,210

Total Taxable Municipal Securities — 1.5% (identified cost $989,064)		$889,210

Total Investments — 155.9% (identified cost $92,733.900)		$94,556,391

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.1)%		$(33,425,718)

Other Assets, Less Liabilities — (0.8)%		$(478,106)

Net Assets Applicable to Common Shares — 100.0%		$60,652,567

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2013, 28.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 10.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $524,950.

(3)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2013.

23	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2013

Portfolio of Investments

Tax-Exempt Investments — 168.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.2%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,829,458
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,690,598

		$4,520,056

Cogeneration — 1.5%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,150	$1,077,171

		$1,077,171

Education — 28.8%
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	$310	$320,977
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	150	163,435
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,579,758
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/39	325	340,704
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	528,676
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,058,270
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	770,204
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	541,222
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,097,880
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	226,934
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,064,970
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	2,250	2,742,097
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,632,975
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	349,606
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	429,724
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,706,594
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	2,000	2,095,440

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	$280	$287,204
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	742,468
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,255,080

		$20,934,218

Electric Utilities — 5.8%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,420	$1,599,389
Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,330	965,873
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	1,645	1,657,074

		$4,222,336

General Obligations — 8.0%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$221,732
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/35	325	116,087
New York, 5.00%, 2/15/34(1)	4,000	4,276,640
New York City, 6.25%, 10/15/28	1,000	1,167,580

		$5,782,039

Health Care – Miscellaneous — 0.2%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	$50	$50,303
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	100	100,606

		$150,909

Hospital — 24.7%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$139,976
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,014,000
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	870	870,853
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,490	2,567,563
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	1,000	954,000
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,007,780

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	$1,000	$1,068,440
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/32	1,000	1,016,380
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	845	849,183
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/36	750	756,457
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,250	1,282,537
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	416,502
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	824,780
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,085	1,086,335
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	395	328,747
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	1,000	842,520
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	657,358
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,250	1,276,450

		$17,959,861

Housing — 14.6%
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,500	$1,501,980
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,620	2,635,379
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,012,180
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,666,029
New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,500	1,508,850
New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,325	1,299,348

		$10,623,766

Industrial Development Revenue — 4.9%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,104,830
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	980	1,029,666
Niagara Area Development Corp., (Covanta Energy), (AMT), 5.25%, 11/1/42	1,350	1,196,573

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	$195	$199,130

		$3,530,199

Insured – Education — 6.9%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,257,813
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	1,500	1,531,725
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	2,208,073

		$4,997,611

Insured – Electric Utilities — 2.1%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,365	$1,527,244

		$1,527,244

Insured – Other Revenue — 3.5%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,114,841
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	1,437,856

		$2,552,697

Insured – Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,475	$290,491

		$290,491

Insured – Transportation — 2.0%
Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$1,475	$1,485,959

		$1,485,959

Insured – Water and Sewer — 1.4%
Nassau County Industrial Development Agency, (New York Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,000	$993,400

		$993,400

Other Revenue — 7.3%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,174,461
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	380	400,072

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	$625	$678,919
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,099,210
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	1,924,420

		$5,277,082

Senior Living / Life Care — 6.8%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,450	$1,428,033
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	280	286,493
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	120,721
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	940,331
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	201,533
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	187,257
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,800	1,754,280

		$4,918,648

Special Tax Revenue — 22.6%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,561,065
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	2,100	2,303,385
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,063,320
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	1,000	1,056,120
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	2,380	2,547,814
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,382,200
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	900	931,122
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	592,219

		$16,437,245

Transportation — 14.6%
Metropolitan Transportation Authority, 5.00%, 11/15/37	$790	$801,305
Metropolitan Transportation Authority, 5.00%, 11/15/38	1,500	1,525,995

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New York Thruway Authority, 5.00%, 1/1/37	$1,200	$1,236,156
New York Thruway Authority, 5.00%, 1/1/42	1,000	1,020,630
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	1,900	1,991,922
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,064,547
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	2,740	2,958,679

		$10,599,234

Water and Sewer — 6.2%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	$3,105	$3,445,308
Saratoga County Water Authority, 5.00%, 9/1/48	1,000	1,018,500

		$4,463,808

Total Tax-Exempt Investments — 168.5% (identified cost $117,803,472)		$122,343,974

Miscellaneous — 1.2%

Security	Units	Value

Real Estate — 1.2%
CMS Liquidating Trust(3)(4)(5)	257	$887,164

Total Miscellaneous — 1.2% (identified cost $822,400)		$887,164

Total Investments — 169.7% (identified cost $118,625,872)		$123,231,138

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (46.4)%		$(33,725,181)

Other Assets, Less Liabilities — (23.3)%		$(16,895,025)

Net Assets Applicable to Common Shares — 100.0%		$72,610,932

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FNMA	–	Federal National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2013

Portfolio of Investments — continued

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2013, 9.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 3.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,103,693.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2013, the aggregate value of these securities is $887,164 or 1.2% of the Trust’s net assets applicable to common shares.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

27	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

November 30, 2013

Portfolio of Investments

Tax-Exempt Investments — 156.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.6%
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	$1,020	$1,053,558
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	250	283,593
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	210	232,489
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32(1)	1,010	983,750

		$2,553,390

Education — 20.9%
Miami University, 5.00%, 9/1/33	$1,000	$1,051,070
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	440	441,448
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,271,512
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	522,905
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,092,400
Ohio State University, 5.00%, 12/1/28	480	551,707
Ohio State University, 5.00%, 12/1/30	1,605	1,815,464
University of Cincinnati, 5.00%, 6/1/34	500	524,060
Wright State University, 5.00%, 5/1/31	750	776,287

		$8,046,853

Electric Utilities — 2.6%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$484,326
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	528,940

		$1,013,266

Escrowed / Prerefunded — 2.3%
Central Ohio Solid Waste Authority, Prerefunded to 9/1/18, 5.125%, 9/1/27	$65	$76,983
Columbus, Prerefunded to 7/1/14, 5.00%, 7/1/23	500	514,315
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	180	204,186
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	23,933
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/30	70	83,023

		$902,440

Security	Principal Amount (000’s omitted)	Value

General Obligations — 23.6%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$335	$355,663
Barberton City School District, 4.50%, 12/1/33	900	903,636
Beavercreek City School District, 5.00%, 12/1/30	1,750	1,869,560
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,025	1,119,054
Columbus City School District, 5.00%, 12/1/29	1,000	1,107,830
Huber Heights City School District, 4.75%, 12/1/25	595	643,617
Maple Heights City School District, 5.00%, 1/15/37	820	839,967
Oregon City School District, 4.00%, 12/1/30	1,250	1,208,025
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), 5.25%, 12/1/37	1,000	1,070,670

		$9,118,022

Hospital — 19.8%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	$560	$560,616
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	510,490
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	800	813,496
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	807,825
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	511,795
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	502,000
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	799,360
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	547,355
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	155	129,833
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,087,500
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	555	575,096
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc. Obligated Group), 5.00%, 1/15/27(2)	565	588,255
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc. Obligated Group), 5.00%, 1/15/29(2)	185	189,002

		$7,622,623

Housing — 7.4%
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.625%, 9/1/27	$300	$302,205

28	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

November 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), (GNMA), 5.25%, 4/20/48	$2,500	$2,540,225

		$2,842,430

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$511,938

		$511,938

Insured – Education — 12.8%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$783,847
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,092,520
Kent State University, (AGC), 5.00%, 5/1/29	465	491,631
Miami University, (AMBAC), 3.25%, 9/1/26	580	555,530
University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,500	1,518,450
University of Akron, Series B, (AGM), 5.00%, 1/1/38	500	506,150

		$4,948,128

Insured – Electric Utilities — 12.3%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,059,800
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	710	364,415
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	478,820
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	509,750
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,767,720
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	263,788
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	167,094
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	125,350

		$4,736,737

Insured – General Obligations — 19.2%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$555	$562,526
Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	500	530,390
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,134,726
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,155,160
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,416,045
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,750	1,851,342
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	767,070

		$7,417,259

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 6.1%
Hamilton County, (Cincinnati Children’s Hospital), (NPFG), 5.00%, 5/15/32	$280	$278,491
Hamilton County, (Cincinnati Children’s Hospital), (NPFG), 5.125%, 5/15/28	1,500	1,502,640
Lorain County, (Catholic Healthcare Partners), (AGM), 18.303%, 2/1/29(3)(4)(5)	485	557,983

		$2,339,114

Insured – Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$540	$63,380

		$63,380

Insured – Transportation — 7.8%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$609,546
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,208,640
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,199,660

		$3,017,846

Lease Revenue / Certificates of Participation — 1.4%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$500	$548,930

		$548,930

Other Revenue — 3.7%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$952,350
Summit County Port Authority, 5.00%, 12/1/31	445	462,328

		$1,414,678

Senior Living / Life Care — 2.3%
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	$375	$362,632
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	230	234,241
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	283,674

		$880,547

Special Tax Revenue — 2.5%
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	$180	$201,844
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	320,073
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	155	160,867
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	176,543

29	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

November 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$119,530

		$978,857

Transportation — 0.3%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$690	$124,814

		$124,814

Water and Sewer — 3.4%
Hamilton County, Sewer System, 5.00%, 12/1/32	$750	$784,710
Hamilton County, Sewer System, 5.00%, 12/1/38	500	526,140

		$1,310,850

Total Tax-Exempt Investments — 156.5% (identified cost $58,082,295)		$60,392,102

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.9)%		$(22,725,244)

Other Assets, Less Liabilities — 2.4%		$921,193

Net Assets Applicable to Common Shares — 100.0%		$38,588,051

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2013, 37.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 16.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2013, the aggregate value of these securities is $557,983 or 1.4% of the Trust’s net assets applicable to common shares.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at November 30, 2013.

(5)

Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

30	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2013

Portfolio of Investments

Tax-Exempt Municipal Securities — 162.6%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 1.5%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$420	$351,622
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	175	172,473

		$524,095

Education — 29.4%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,131,133
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	512,340
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,230,852
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	803,917
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	514,170
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	440,493
Pennsylvania Higher Educational Facilities Authority, (Temple University), 5.00%, 4/1/35	750	772,110
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	638,756
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	606,312
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	579,942
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/30	750	770,370
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	798,323
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	263,853
University of Pittsburgh, 5.25%, 9/15/29	500	550,020
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	600,432

		$10,213,023

General Obligations — 13.0%
Chester County, 5.00%, 7/15/27	$500	$548,660
Daniel Boone Area School District, 5.00%, 8/15/32	1,000	1,038,310
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,053,960
Philadelphia School District, 6.00%, 9/1/38	1,000	1,069,670
West York Area School District, 5.00%, 4/1/33	750	789,397

		$4,499,997

Security	Principal Amount (000’s omitted)	Value

Hospital — 23.8%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$535,445
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	752,032
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	750	812,490
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	445,755
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	762,660
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,500	1,468,170
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	1,095	1,122,824
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	252,560
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	1,000	1,152,110
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	688,041
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	256,158

		$8,248,245

Housing — 10.2%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$310	$309,988
Allegheny County Residential Finance Authority, SFMR, (AMT), 5.00%, 5/1/35	875	876,549
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	615	590,258
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	500	513,950
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	765	770,347
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 10/1/31	495	496,262

		$3,557,354

Industrial Development Revenue — 8.5%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$200	$207,652
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	761,250
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	271,112
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,216,365

31	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	$500	$510,705

		$2,967,084

Insured – Education — 8.4%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$519,875
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,105	1,112,227
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	387,968
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	899,727

		$2,919,797

Insured – Electric Utilities — 2.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,080	$873,407

		$873,407

Insured – Escrowed / Prerefunded — 10.0%
Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,600	$1,672,848
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,800,940

		$3,473,788

Insured – General Obligations — 6.1%
Beaver County, (AGM), 5.55%, 11/15/31	$500	$545,135
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	750	812,167
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	768,450

		$2,125,752

Insured – Hospital — 5.0%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$301,450
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,440	1,446,552

		$1,748,002

Insured – Lease Revenue / Certificates of Participation — 5.0%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$513,540
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,216,713

		$1,730,253

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 2.2%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$610	$634,504
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,235	144,952

		$779,456

Insured – Transportation — 8.9%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$546,509
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,007,935
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)(3)	1,800	1,535,400

		$3,089,844

Insured – Water and Sewer — 3.0%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$517,310
Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (NPFG), (AMT), 5.00%, 11/1/36	525	527,699

		$1,045,009

Senior Living / Life Care — 2.3%
Cliff House Trust, (AMT), 6.625%, 6/1/27(4)	$1,000	$384,700
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	200	203,244
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	200	198,416

		$786,360

Special Tax Revenue — 0.4%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$119,530

		$119,530

Transportation — 16.7%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$482,507
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	292,504
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	450	428,535
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,000	1,017,190
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	1,430	1,332,989
Pennsylvania Turnpike Commission, 5.625%, 6/1/29	750	818,085
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	437,970
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	994,929

		$5,804,709

32	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Utilities — 1.7%
Philadelphia Gas Works, 5.25%, 8/1/40	$600	$601,962

		$601,962

Water and Sewer — 4.0%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$624,833
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	764,760

		$1,389,593

Total Tax-Exempt Municipal Securities — 162.6% (identified cost $55,934,387)		$56,497,260

Taxable Municipal Securities — 0.0%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$5	$0

Total Taxable Municipal Securities — 0.0% (identified cost $5,427)		$0

Total Investments — 162.6% (identified cost $55,939,814)		$56,497,260

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.0)%		$(21,175,351)

Other Assets, Less Liabilities — (1.6)%		$(585,882)

Net Assets Applicable to Common Shares — 100.0%		$34,736,027

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2013, 31.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 13.8% of total investments.

(1)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $635,400.

(4)	Defaulted bond.

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2013

Statements of Assets and Liabilities

	November 30, 2013
Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Investments —
Identified cost	$146,226,964	$57,556,570	$43,215,104	$92,733,900
Unrealized appreciation (depreciation)	3,097,556	1,375,992	(286,288)	1,822,491
Investments, at value	$149,324,520	$58,932,562	$42,928,816	$94,556,391
Cash	$3,900,248	$1,430,093	$1,400,060	$1,662,906
Restricted cash*	195,000	102,000	41,500	275,000
Interest receivable	1,689,373	846,499	514,085	1,505,629
Receivable for investments sold	1,052,275	—	30,000	—
Receivable for variation margin on open financial futures contracts	4,156	—	—	—
Deferred debt issuance costs	26,608	1,478	—	552
Total assets	$156,192,180	$61,312,632	$44,914,461	$98,000,478

Liabilities
Payable for floating rate notes issued	$14,680,000	$3,385,000	$—	$3,780,000
Payable to affiliates:
Investment adviser fee	79,022	31,148	23,526	51,903
Administration fee	24,694	9,734	7,352	16,220
Trustees’ fees	1,093	482	387	748
Interest expense and fees payable	17,807	5,091	—	5,502
Accrued expenses	80,204	57,021	55,488	67,820
Total liabilities	$14,882,820	$3,488,476	$86,753	$3,922,193
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$49,976,074	$20,050,332	$17,500,093	$33,425,718
Net assets applicable to common shares	$91,333,286	$37,773,824	$27,327,615	$60,652,567

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$72,611	$27,505	$21,163	$46,792
Additional paid-in capital	104,203,764	39,728,155	29,106,720	67,036,426
Accumulated net realized loss	(16,261,487)	(3,394,116)	(1,550,524)	(8,394,394)
Accumulated undistributed net investment income	247,709	46,444	40,726	168,135
Net unrealized appreciation (depreciation)	3,070,689	1,365,836	(290,470)	1,795,608
Net assets applicable to common shares	$91,333,286	$37,773,824	$27,327,615	$60,652,567

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,999	802	700	1,337

Common Shares Outstanding	7,261,075	2,750,521	2,116,294	4,679,158

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$12.58	$13.73	$12.91	$12.96

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2013

Statements of Assets and Liabilities — continued

	November 30, 2013
Assets	New York Trust	Ohio Trust	Pennsylvania Trust
Investments —
Identified cost	$118,625,872	$58,082,295	$55,939,814
Unrealized appreciation	4,605,266	2,309,807	557,446
Investments, at value	$123,231,138	$60,392,102	$56,497,260
Cash	$738,217	$—	$90,299
Restricted cash*	129,250	47,000	150,000
Interest receivable	1,652,044	994,592	830,141
Receivable for investments sold	85,000	763,313	100,000
Total assets	$125,835,649	$62,197,007	$57,667,700

Liabilities
Payable for floating rate notes issued	$19,315,000	$—	$1,650,000
Payable for when-issued securities	—	775,654	—
Due to custodian	—	9,581	—
Payable to affiliates:
Investment adviser fee	61,547	32,223	30,084
Administration fee	19,233	10,070	9,401
Trustees’ fees	873	495	470
Interest expense and fees payable	28,400	—	7,524
Accrued expenses	74,483	55,689	58,843
Total liabilities	$19,499,536	$883,712	$1,756,322
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$33,725,181	$22,725,244	$21,175,351
Net assets applicable to common shares	$72,610,932	$38,588,051	$34,736,027

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$54,746	$28,572	$27,204
Additional paid-in capital	79,374,935	39,573,731	37,694,604
Accumulated net realized loss	(11,688,628)	(3,464,741)	(3,598,690)
Accumulated undistributed net investment income	277,457	145,461	70,398
Net unrealized appreciation	4,592,422	2,305,028	542,511
Net assets applicable to common shares	$72,610,932	$38,588,051	$34,736,027

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,349	909	847

Common Shares Outstanding	5,474,636	2,857,157	2,720,414

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.26	$13.51	$12.77

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2013

Statements of Operations

	Year Ended November 30, 2013
Investment Income	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Interest	$7,201,009	$2,792,402	$2,102,084	$4,709,923
Total investment income	$7,201,009	$2,792,402	$2,102,084	$4,709,923

Expenses
Investment adviser fee	$1,012,060	$400,091	$302,989	$661,409
Administration fee	313,114	123,778	93,735	204,641
Trustees’ fees and expenses	6,659	2,940	2,354	4,540
Custodian fee	77,796	40,245	35,815	55,164
Transfer and dividend disbursing agent fees	18,275	18,535	18,433	18,339
Legal and accounting services	57,512	41,262	42,027	50,397
Printing and postage	12,479	8,317	7,384	10,029
Interest expense and fees	97,968	30,874	—	53,126
Preferred shares service fee	69,843	29,182	23,554	48,968
Miscellaneous	45,689	35,888	34,308	38,338
Total expenses	$1,711,395	$731,112	$560,599	$1,144,951
Deduct —
Reduction of custodian fee	$825	$290	$177	$693
Total expense reductions	$825	$290	$177	$693

Net expenses	$1,710,570	$730,822	$560,422	$1,144,258

Net investment income	$5,490,439	$2,061,580	$1,541,662	$3,565,665

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(163,119)	$(105,123)	$(70,827)	$(507,358)
Extinguishment of debt	—	—	—	(2,352)
Financial futures contracts	779,319	482,226	72,926	2,033,683
Net realized gain	$616,200	$377,103	$2,099	$1,523,973
Change in unrealized appreciation (depreciation) —
Investments	$(15,340,757)	$(7,037,277)	$(4,988,738)	$(9,922,786)
Financial futures contracts	16,546	(7,703)	(3,748)	47,015
Net change in unrealized appreciation (depreciation)	$(15,324,211)	$(7,044,980)	$(4,992,486)	$(9,875,771)

Net realized and unrealized loss	$(14,708,011)	$(6,667,877)	$(4,990,387)	$(8,351,798)

Distributions to preferred shareholders
From net investment income	$(86,193)	$(34,378)	$(29,679)	$(57,651)

Net decrease in net assets from operations	$(9,303,765)	$(4,640,675)	$(3,478,404)	$(4,843,784)

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2013

Statements of Operations — continued

	Year Ended November 30, 2013
Investment Income	New York Trust	Ohio Trust	Pennsylvania Trust
Interest	$6,029,410	$2,904,071	$2,741,107
Total investment income	$6,029,410	$2,904,071	$2,741,107

Expenses
Investment adviser fee	$789,418	$412,494	$384,497
Administration fee	244,232	127,616	118,962
Trustees’ fees and expenses	5,318	3,017	2,847
Custodian fee	63,967	41,293	39,508
Transfer and dividend disbursing agent fees	18,444	18,554	18,219
Legal and accounting services	52,602	39,584	46,324
Printing and postage	12,779	8,635	8,350
Interest expense and fees	127,173	—	16,698
Preferred shares service fee	48,917	32,624	30,196
Miscellaneous	42,500	37,048	36,260
Total expenses	$1,405,350	$720,865	$701,861
Deduct —
Reduction of custodian fee	$406	$297	$229
Total expense reductions	$406	$297	$229

Net expenses	$1,404,944	$720,568	$701,632

Net investment income	$4,624,466	$2,183,503	$2,039,475

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,103,829)	$(339,867)	$(750,512)
Financial futures contracts	609,874	231,608	687,168
Net realized loss	$(493,955)	$(108,259)	$(63,344)
Change in unrealized appreciation (depreciation) —
Investments	$(11,673,826)	$(6,619,957)	$(5,268,177)
Financial futures contracts	(9,742)	(3,480)	10,547
Net change in unrealized appreciation (depreciation)	$(11,683,568)	$(6,623,437)	$(5,257,630)

Net realized and unrealized loss	$(12,177,523)	$(6,731,696)	$(5,320,974)

Distributions to preferred shareholders
From net investment income	$(57,302)	$(38,194)	$(36,307)

Net decrease in net assets from operations	$(7,610,359)	$(4,586,387)	$(3,317,806)

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2013

Statements of Changes in Net Assets

	Year Ended November 30, 2013
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$5,490,439	$2,061,580	$1,541,662	$3,565,665
Net realized gain from investment transactions, extinguishment of debt and financial futures contracts	616,200	377,103	2,099	1,523,973
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(15,324,211)	(7,044,980)	(4,992,486)	(9,875,771)
Distributions to preferred shareholders —
From net investment income	(86,193)	(34,378)	(29,679)	(57,651)
Net decrease in net assets from operations	$(9,303,765)	$(4,640,675)	$(3,478,404)	$(4,843,784)
Distributions to common shareholders —
From net investment income	$(5,779,391)	$(2,134,388)	$(1,585,116)	$(3,686,470)
Total distributions to common shareholders	$(5,779,391)	$(2,134,388)	$(1,585,116)	$(3,686,470)
Capital share transactions —
Reinvestment of distributions to common shareholders	$49,584	$—	$—	$47,846
Net increase in net assets from capital share transactions	$49,584	$—	$—	$47,846

Net decrease in net assets	$(15,033,572)	$(6,775,063)	$(5,063,520)	$(8,482,408)

Net Assets Applicable to Common Shares
At beginning of year	$106,366,858	$44,548,887	$32,391,135	$69,134,975
At end of year	$91,333,286	$37,773,824	$27,327,615	$60,652,567

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$247,709	$46,444	$40,726	$168,135

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2013

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2013
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$4,624,466	$2,183,503	$2,039,475
Net realized loss from investment transactions and financial futures contracts	(493,955)	(108,259)	(63,344)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(11,683,568)	(6,623,437)	(5,257,630)
Distributions to preferred shareholders —
From net investment income	(57,302)	(38,194)	(36,307)
Net decrease in net assets from operations	$(7,610,359)	$(4,586,387)	$(3,317,806)
Distributions to common shareholders —
From net investment income	$(4,835,003)	$(2,112,450)	$(2,140,917)
Total distributions to common shareholders	$(4,835,003)	$(2,112,450)	$(2,140,917)
Capital share transactions —
Reinvestment of distributions to common shareholders	$55,392	$3,154	$7,155
Net increase in net assets from capital share transactions	$55,392	$3,154	$7,155

Net decrease in net assets	$(12,389,970)	$(6,695,683)	$(5,451,568)

Net Assets Applicable to Common Shares
At beginning of year	$85,000,902	$45,283,734	$40,187,595
At end of year	$72,610,932	$38,588,051	$34,736,027

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$277,457	$145,461	$70,398

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2013

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2012
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$5,734,651	$2,118,603	$1,609,283	$3,745,238
Net realized loss from investment transactions and financial futures contracts	(974,992)	(427,235)	(347,036)	(970,208)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	17,774,223	6,690,665	4,443,394	9,281,456
Distributions to preferred shareholders —
From net investment income	(127,665)	(51,813)	(44,571)	(84,946)
Net increase in net assets from operations	$22,406,217	$8,330,220	$5,661,070	$11,971,540
Distributions to common shareholders —
From net investment income	$(6,086,435)	$(2,212,744)	$(1,636,265)	$(3,723,547)
Total distributions to common shareholders	$(6,086,435)	$(2,212,744)	$(1,636,265)	$(3,723,547)
Capital share transactions —
Reinvestment of distributions to common shareholders	$185,370	$59,017	$—	$152,504
Net increase in net assets from capital share transactions	$185,370	$59,017	$—	$152,504

Net increase in net assets	$16,505,152	$6,176,493	$4,024,805	$8,400,497

Net Assets Applicable to Common Shares
At beginning of year	$89,861,706	$38,372,394	$28,366,330	$60,734,478
At end of year	$106,366,858	$44,548,887	$32,391,135	$69,134,975

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$663,177	$169,079	$117,612	$359,123

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2013

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2012
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$4,678,805	$2,244,337	$2,137,052
Net realized loss from investment transactions and financial futures contracts	(423,975)	(546,102)	(718,314)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	12,995,092	7,610,893	5,022,434
Distributions to preferred shareholders —
From net investment income	(86,286)	(58,080)	(54,721)
Net increase in net assets from operations	$17,163,636	$9,251,048	$6,386,451
Distributions to common shareholders —
From net investment income	$(4,974,981)	$(2,373,528)	$(2,248,125)
Total distributions to common shareholders	$(4,974,981)	$(2,373,528)	$(2,248,125)
Capital share transactions —
Reinvestment of distributions to common shareholders	$134,042	$27,594	$38,280
Net increase in net assets from capital share transactions	$134,042	$27,594	$38,280

Net increase in net assets	$12,322,697	$6,905,114	$4,176,606

Net Assets Applicable to Common Shares
At beginning of year	$72,678,205	$38,378,620	$36,010,989
At end of year	$85,000,902	$45,283,734	$40,187,595

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$563,208	$129,262	$210,754

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2013

Statement of Cash Flows*

Year Ended November 30, 2013
Cash Flows From Operating Activities	New York Trust
Net decrease in net assets from operations	$(7,610,359)
Distributions to preferred shareholders	57,302
Net decrease in net assets from operations excluding distributions to preferred shareholders	$(7,553,057)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(12,852,409)
Investments sold	13,913,328
Net amortization/accretion of premium (discount)	(100,297)
Decrease in restricted cash	20,750
Decrease in interest receivable	24,332
Decrease in payable for variation margin on open financial futures contracts	(6,718)
Decrease in payable to affiliate for investment adviser fee	(6,908)
Decrease in payable to affiliate for administration fee	(1,669)
Decrease in payable to affiliate for Trustees’ fees	(14)
Decrease in interest expense and fees payable	(4,792)
Decrease in accrued expenses	(718)
Net change in unrealized (appreciation) depreciation from investments	11,673,826
Net realized loss from investments	1,103,829
Net cash provided by operating activities	$6,209,483

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(4,779,611)
Cash distributions paid to preferred shareholders	(57,373)
Decrease in due to custodian	(634,282)
Net cash used in financing activities	$(5,471,266)

Net increase in cash	$738,217

Cash at beginning of year	$—

Cash at end of year	$738,217

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$55,392
Cash paid for interest and fees	131,965

*	Statement of Cash Flows is not required for California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust.

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2013

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Year Ended November 30,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year (Common shares)	$14.660	$12.410	$12.390	$12.330	$9.890

Income (Loss) From Operations
Net investment income(1)	$0.756	$0.791	$0.926	$0.945	$0.947
Net realized and unrealized gain (loss)	(2.028)	2.316	0.002	0.026	2.321
Distributions to preferred shareholders —
From net investment income(1)	(0.012)	(0.018)	(0.022)	(0.028)	(0.047)

Total income (loss) from operations	$(1.284)	$3.089	$0.906	$0.943	$3.221

Less Distributions to Common Shareholders
From net investment income	$(0.796)	$(0.839)	$(0.886)	$(0.883)	$(0.781)

Total distributions to common shareholders	$(0.796)	$(0.839)	$(0.886)	$(0.883)	$(0.781)

Net asset value — End of year (Common shares)	$12.580	$14.660	$12.410	$12.390	$12.330

Market value — End of year (Common shares)	$11.060	$14.680	$12.770	$12.400	$12.170

Total Investment Return on Net Asset Value(2)	(8.69)%	25.59%	7.99%	7.73%	34.24%

Total Investment Return on Market Value(2)	(19.84)%	22.22%	11.04%	9.25%	43.19%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$91,333	$106,367	$89,862	$89,395	$88,720
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees(4)	1.66%	1.66%	1.83%	1.78%	1.93%
Interest and fee expense(5)	0.10%	0.11%	0.17%	0.18%	0.23%
Total expenses(4)	1.76%	1.77%	2.00%	1.96%	2.16%
Net investment income	5.64%	5.77%	7.81%	7.34%	8.35%
Portfolio Turnover	8%	17%	22%	14%	18%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees(4)	1.09%	1.11%	1.15%	1.16%	1.19%
Interest and fee expense(5)	0.07%	0.07%	0.11%	0.11%	0.15%
Total expenses(4)	1.16%	1.18%	1.26%	1.27%	1.34%
Net investment income	3.73%	3.84%	4.93%	4.77%	5.18%
Senior Securities:
Total preferred shares outstanding	1,999	1,999	1,999	1,999	1,999
Asset coverage per preferred share(6)	$70,690	$78,210	$69,954	$69,721	$69,383
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Year Ended November 30,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year (Common shares)	$16.200	$13.970	$13.790	$13.590	$10.160

Income (Loss) From Operations
Net investment income(1)	$0.750	$0.771	$0.890	$0.926	$0.948
Net realized and unrealized gain (loss)	(2.432)	2.283	0.219	0.210	3.356
Distributions to preferred shareholders —
From net investment income(1)	(0.012)	(0.019)	(0.023)	(0.030)	(0.049)

Total income (loss) from operations	$(1.694)	$3.035	$1.086	$1.106	$4.255

Less Distributions to Common Shareholders
From net investment income	$(0.776)	$(0.805)	$(0.906)	$(0.906)	$(0.825)

Total distributions to common shareholders	$(0.776)	$(0.805)	$(0.906)	$(0.906)	$(0.825)

Net asset value — End of year (Common shares)	$13.730	$16.200	$13.970	$13.790	$13.590

Market value — End of year (Common shares)	$11.970	$16.350	$14.810	$13.980	$13.260

Total Investment Return on Net Asset Value(2)	(10.34)%	22.28%	8.49%	8.16%	43.29%

Total Investment Return on Market Value(2)	(22.55)%	16.41%	13.45%	12.38%	58.91%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$37,774	$44,549	$38,372	$37,735	$37,011
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.73%	1.73%	1.87%	1.83%	2.02%
Interest and fee expense(5)	0.08%	0.09%	0.11%	0.09%	0.14%
Total expenses before custodian fee reduction	1.81%	1.82%	1.98%	1.92%	2.16%
Expenses after custodian fee reduction excluding interest and fees	1.73%	1.73%	1.87%	1.82%	2.02%
Net investment income	5.12%	5.06%	6.70%	6.51%	7.77%
Portfolio Turnover	1%	11%	15%	16%	24%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees(4)	1.16%	1.17%	1.21%	1.20%	1.26%
Interest and fee expense(5)	0.05%	0.06%	0.07%	0.06%	0.09%
Total expenses(4)	1.21%	1.23%	1.28%	1.26%	1.35%
Net investment income	3.42%	3.42%	4.32%	4.29%	4.85%
Senior Securities:
Total preferred shares outstanding	802	802	802	802	802
Asset coverage per preferred share(6)	$72,100	$80,548	$72,846	$72,051	$71,150
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Year Ended November 30,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year (Common shares)	$15.310	$13.400	$12.880	$12.940	$10.860

Income (Loss) From Operations
Net investment income(1)	$0.728	$0.760	$0.826	$0.876	$0.918
Net realized and unrealized gain (loss)	(2.365)	1.944	0.558	(0.044)	1.990
Distributions to preferred shareholders —
From net investment income(1)	(0.014)	(0.021)	(0.025)	(0.033)	(0.056)

Total income (loss) from operations	$(1.651)	$2.683	$1.359	$0.799	$2.852

Less Distributions to Common Shareholders
From net investment income	$(0.749)	$(0.773)	$(0.839)	$(0.859)	$(0.772)

Total distributions to common shareholders	$(0.749)	$(0.773)	$(0.839)	$(0.859)	$(0.772)

Net asset value — End of year (Common shares)	$12.910	$15.310	$13.400	$12.880	$12.940

Market value — End of year (Common shares)	$11.000	$14.690	$12.470	$12.100	$11.530

Total Investment Return on Net Asset Value(2)	(10.49)%	20.92%	11.66%	6.57%	28.08%

Total Investment Return on Market Value(2)	(20.51)%	24.67%	10.60%	12.36%	56.49%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$27,328	$32,391	$28,366	$27,262	$27,392
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees(4)	1.91%	1.89%	2.04%	1.98%	2.18%
Interest and fee expense(5)	—	—	—	—	0.06%
Total expenses(4)	1.91%	1.89%	2.04%	1.98%	2.24%
Net investment income	5.26%	5.26%	6.49%	6.57%	7.61%
Portfolio Turnover	11%	14%	18%	14%	23%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees(4)	1.20%	1.20%	1.24%	1.22%	1.29%
Interest and fee expense(5)	—	—	—	—	0.04%
Total expenses(4)	1.20%	1.20%	1.24%	1.22%	1.33%
Net investment income	3.29%	3.35%	3.93%	4.06%	4.52%
Senior Securities:
Total preferred shares outstanding	700	700	700	700	700
Asset coverage per preferred share(6)	$64,040	$71,273	$65,524	$63,948	$64,132
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Year Ended November 30,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year (Common shares)	$14.790	$13.020	$13.260	$13.570	$9.400

Income (Loss) From Operations
Net investment income(1)	$0.762	$0.802	$0.890	$0.957	$0.971
Net realized and unrealized gain (loss)	(1.792)	1.783	(0.185)	(0.290)	4.091
Distributions to preferred shareholders —
From net investment income(1)	(0.012)	(0.018)	(0.022)	(0.029)	(0.048)

Total income (loss) from operations	$(1.042)	$2.567	$0.683	$0.638	$5.014

Less Distributions to Common Shareholders
From net investment income	$(0.788)	$(0.797)	$(0.923)	$(0.948)	$(0.844)

Total distributions to common shareholders	$(0.788)	$(0.797)	$(0.923)	$(0.948)	$(0.844)

Net asset value — End of year (Common shares)	$12.960	$14.790	$13.020	$13.260	$13.570

Market value — End of year (Common shares)	$11.440	$16.380	$13.370	$13.520	$14.040

Total Investment Return on Net Asset Value(2)	(6.96)%	20.18%	5.64%	4.62%	55.43%

Total Investment Return on Market Value(2)	(25.85)%	29.62%	6.39%	3.10%	77.84%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$60,653	$69,135	$60,734	$61,717	$62,792
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees(4)	1.70%	1.71%	1.81%	1.79%	1.99%
Interest and fee expense(5)	0.08%	0.11%	0.15%	0.18%	0.24%
Total expenses(4)	1.78%	1.82%	1.96%	1.97%	2.23%
Net investment income	5.55%	5.70%	6.96%	6.87%	8.16%
Portfolio Turnover	16%	14%	11%	9%	48%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees(4)	1.12%	1.14%	1.16%	1.18%	1.24%
Interest and fee expense(5)	0.05%	0.07%	0.09%	0.12%	0.15%
Total expenses(4)	1.17%	1.21%	1.25%	1.30%	1.39%
Net investment income	3.65%	3.78%	4.46%	4.53%	5.08%
Senior Securities:
Total preferred shares outstanding	1,337	1,337	1,337	1,337	1,337
Asset coverage per preferred share(6)	$70,365	$76,709	$70,427	$71,162	$71,966
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Year Ended November 30,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year (Common shares)	$15.540	$13.310	$13.110	$12.920	$9.350

Income (Loss) From Operations
Net investment income(1)	$0.845	$0.856	$0.950	$0.954	$0.960
Net realized and unrealized gain (loss)	(2.232)	2.300	0.179	0.166	3.493
Distributions to preferred shareholders —
From net investment income(1)	(0.010)	(0.016)	(0.019)	(0.025)	(0.042)

Total income (loss) from operations	$(1.397)	$3.140	$1.110	$1.095	$4.411

Less Distributions to Common Shareholders
From net investment income	$(0.883)	$(0.910)	$(0.910)	$(0.905)	$(0.841)

Total distributions to common shareholders	$(0.883)	$(0.910)	$(0.910)	$(0.905)	$(0.841)

Net asset value — End of year (Common shares)	$13.260	$15.540	$13.310	$13.110	$12.920

Market value — End of year (Common shares)	$12.100	$16.150	$13.450	$13.350	$13.200

Total Investment Return on Net Asset Value(2)	(8.99)%	24.30%	9.06%	8.48%	49.00%

Total Investment Return on Market Value(2)	(20.09)%	27.89%	8.18%	8.16%	80.12%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$72,611	$85,001	$72,678	$71,372	$69,857
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees(4)	1.65%	1.66%	1.78%	1.74%	1.98%
Interest and fee expense(5)	0.16%	0.18%	0.22%	0.21%	0.24%
Total expenses(4)	1.81%	1.84%	2.00%	1.95%	2.22%
Net investment income	5.97%	5.90%	7.40%	7.02%	8.40%
Portfolio Turnover	10%	17%	13%	13%	20%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees(4)	1.15%	1.16%	1.20%	1.18%	1.28%
Interest and fee expense(5)	0.11%	0.13%	0.15%	0.15%	0.15%
Total expenses(4)	1.26%	1.29%	1.35%	1.33%	1.43%
Net investment income	4.16%	4.14%	5.00%	4.82%	5.43%
Senior Securities:
Total preferred shares outstanding	1,349	1,349	1,349	1,349	1,349
Asset coverage per preferred share(6)	$78,826	$88,010	$78,877	$77,909	$76,785
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Year Ended November 30,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year (Common shares)	$15.850	$13.440	$13.170	$13.520	$10.450

Income (Loss) From Operations
Net investment income(1)	$0.764	$0.786	$0.851	$0.899	$0.945
Net realized and unrealized gain (loss)	(2.352)	2.475	0.305	(0.325)	2.974
Distributions to preferred shareholders —
From net investment income(1)	(0.013)	(0.020)	(0.025)	(0.033)	(0.055)

Total income (loss) from operations	$(1.601)	$3.241	$1.131	$0.541	$3.864

Less Distributions to Common Shareholders
From net investment income	$(0.739)	$(0.831)	$(0.861)	$(0.891)	$(0.794)

Total distributions to common shareholders	$(0.739)	$(0.831)	$(0.861)	$(0.891)	$(0.794)

Net asset value — End of year (Common shares)	$13.510	$15.850	$13.440	$13.170	$13.520

Market value — End of year (Common shares)	$11.840	$16.800	$13.320	$13.420	$13.430

Total Investment Return on Net Asset Value(2)	(10.01)%	24.71%	9.21%	3.96%	38.58%

Total Investment Return on Market Value(2)	(25.59)%	33.34%	6.25%	6.64%	68.25%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$38,588	$45,284	$38,379	$37,463	$38,295
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees(4)	1.76%	1.76%	1.93%	1.85%	2.08%
Interest and fee expense(5)	—	—	0.01%	0.02%	0.02%
Total expenses(4)	1.76%	1.76%	1.94%	1.87%	2.10%
Net investment income	5.33%	5.31%	6.64%	6.53%	7.77%
Portfolio Turnover	10%	11%	11%	17%	20%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees(4)	1.13%	1.15%	1.19%	1.17%	1.26%
Interest and fee expense(5)	—	—	0.01%	0.01%	0.01%
Total expenses(4)	1.13%	1.15%	1.20%	1.18%	1.27%
Net investment income	3.43%	3.45%	4.09%	4.13%	4.68%
Senior Securities:
Total preferred shares outstanding	909	909	909	909	909
Asset coverage per preferred share(6)	$67,451	$74,818	$67,221	$66,215	$67,131
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Year Ended November 30,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year (Common shares)	$14.780	$13.250	$13.330	$13.380	$10.320

Income (Loss) From Operations
Net investment income(1)	$0.750	$0.786	$0.873	$0.912	$0.928
Net realized and unrealized gain (loss)	(1.960)	1.591	(0.062)	(0.063)	2.973
Distributions to preferred shareholders —
From net investment income(1)	(0.013)	(0.020)	(0.024)	(0.032)	(0.053)

Total income (loss) from operations	$(1.223)	$2.357	$0.787	$0.817	$3.848

Less Distributions to Common Shareholders
From net investment income	$(0.787)	$(0.827)	$(0.867)	$(0.867)	$(0.788)

Total distributions to common shareholders	$(0.787)	$(0.827)	$(0.867)	$(0.867)	$(0.788)

Net asset value — End of year (Common shares)	$12.770	$14.780	$13.250	$13.330	$13.380

Market value — End of year (Common shares)	$10.950	$15.100	$13.660	$12.930	$13.050

Total Investment Return on Net Asset Value(2)	(8.07)%	18.20%	6.53%	6.13%	39.16%

Total Investment Return on Market Value(2)	(22.84)%	17.23%	13.15%	5.57%	45.88%

Ratios/Supplemental Data
Net assets applicable to common shares, end of year (000’s omitted)	$34,736	$40,188	$36,011	$36,210	$36,255
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees(4)	1.85%	1.85%	1.93%	1.88%	2.11%
Interest and fee expense(5)	0.05%	0.04%	0.05%	0.06%	0.21%
Total expenses(4)	1.90%	1.89%	1.98%	1.94%	2.32%
Net investment income	5.53%	5.57%	6.71%	6.61%	7.61%
Portfolio Turnover	11%	15%	8%	17%	23%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees(4)	1.18%	1.20%	1.21%	1.20%	1.28%
Interest and fee expense(5)	0.03%	0.02%	0.03%	0.04%	0.13%
Total expenses(4)	1.21%	1.22%	1.24%	1.24%	1.41%
Net investment income	3.51%	3.59%	4.19%	4.22%	4.63%
Senior Securities:
Total preferred shares outstanding	847	847	847	847	847
Asset coverage per preferred share(6)	$66,011	$72,448	$67,516	$67,752	$67,806
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust) (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Trusts’ investment objective is to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At November 30, 2013, the following Trusts, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Trust’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trusts’ next taxable year and are treated as realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the deferred capital losses are as follows:

Expiration Date	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

November 30, 2016	$6,689,345	$692,532	$517,712	$—	$2,354,581	$736,482	$800,874
November 30, 2017	4,084,290	991,790	337,540	2,795,679	3,171,310	840,450	—
November 30, 2018	355,871	—	34,334	1,512,852	671,928	41,243	329,527
November 30, 2019	5,299,748	1,780,081	345,052	4,137,608	3,607,489	1,169,431	1,724,760

Total capital loss carryforward	$16,429,254	$3,464,403	$1,234,638	$8,446,139	$9,805,308	$2,787,606	$2,855,161

Deferred capital losses	$271,835	$75,959	$364,043	$—	$1,548,393	$715,886	$851,298

50

Eaton Vance

Municipal Income Trusts

November 30, 2013

Notes to Financial Statements — continued

During the year ended November 30, 2013, capital loss carryforwards of $389,464 were utilized to offset net realized gains by New Jersey Trust.

As of November 30, 2013, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trusts. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Trust maintains with SSBT. All credit balances, if any, used to reduce each Trust’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Trust may sell a variable or fixed rate bond to a broker for cash. At the same time, the Trust buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trusts account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2013. Interest expense related to the Trusts’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At November 30, 2013, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Pennsylvania Trust

Floating Rate Notes Outstanding	$14,680,000	$3,385,000	$3,780,000	$19,315,000	$1,650,000
Interest Rate or Range of Interest Rates (%)	0.05 - 1.20	0.05 - 0.07	0.10 - 0.20	0.05 - 0.10	0.06 - 1.20
Collateral for Floating Rate Notes Outstanding	$17,799,589	$4,509,129	$5,177,618	$26,645,004	$2,687,510

51

Eaton Vance

Municipal Income Trusts

November 30, 2013

Notes to Financial Statements — continued

For the year ended November 30, 2013, the Trusts’ average Floating Rate Notes outstanding and the average interest rate including fees and amortization of deferred debt issuance costs were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Pennsylvania Trust

Average Floating Rate Notes Outstanding	$14,680,000	$4,383,630	$7,886,342	$19,315,000	$1,650,000
Average Interest Rate	0.67%	0.70%	0.67%	0.66%	1.01%

The Trusts may enter into shortfall and forbearance agreements with the broker by which a Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no shortfalls as of November 30, 2013.

The Trusts may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trusts’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the Trusts to borrow money except as permitted by the 1940 Act. Management believes that the Trusts’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Residual interest bonds held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trusts maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

2  Auction Preferred Shares

Each Trust issued Auction Preferred Shares (APS) on March 1, 1999 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Trust. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus

52

Eaton Vance

Municipal Income Trusts

November 30, 2013

Notes to Financial Statements — continued

accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trusts’ By-laws and the 1940 Act. Each Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders

Each Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at November 30, 2013, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

APS Dividend Rates at November 30, 2013	0.10%	0.12%	0.10%	0.10%	0.10%	0.10%	0.12%
Dividends Accrued to APS Shareholders	$86,193	$34,378	$29,679	$57,651	$57,302	$38,194	$36,307
Average APS Dividend Rates	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Dividend Rate Ranges (%)	0.08 - 0.38	0.08 - 0.38	0.08 - 0.38	0.08 - 0.38	0.08 - 0.38	0.08 - 0.38	0.08 - 0.38

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trusts’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each Trust as of November 30, 2013.

The Trusts distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended November 30, 2013 and November 30, 2012 was as follows:

	Year Ended November 30, 2013
	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Distributions declared from:
Tax-exempt income	$5,855,845	$2,167,331	$1,608,391	$3,706,060	$4,890,627	$2,147,761	$2,175,637
Ordinary income	$9,739	$1,435	$6,404	$38,061	$1,678	$2,883	$1,587

	Year Ended November 30, 2012
	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Distributions declared from:
Tax-exempt income	$6,213,859	$2,262,741	$1,680,836	$3,783,341	$5,057,060	$2,428,655	$2,302,056
Ordinary income	$241	$1,816	$—	$25,152	$4,207	$2,953	$790

53

Eaton Vance

Municipal Income Trusts

November 30, 2013

Notes to Financial Statements — continued

During the year ended November 30, 2013, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount and defaulted bond interest:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Change in:
Paid-in capital	$—	$—	$(224,050)	$—	$—	$(588,403)	$(389,289)
Accumulated net realized loss	$40,323	$15,449	$227,803	$12,532	$17,912	$605,063	$391,896
Accumulated undistributed net investment income	$(40,323)	$(15,449)	$(3,753)	$(12,532)	$(17,912)	$(16,660)	$(2,607)

These reclassifications had no effect on the net assets or net asset value per share of the Trusts.

As of November 30, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Undistributed tax-exempt income	$248,783	$46,776	$40,819	$168,853	$277,638	$145,705	$113,631
Capital loss carryforward and deferred capital losses	$(16,701,089)	$(3,540,362)	$(1,598,681)	$(8,446,139)	$(11,353,701)	$(3,503,492)	$(3,706,459)
Net unrealized appreciation (depreciation)	$3,510,291	$1,512,082	$(242,313)	$1,847,353	$4,257,495	$2,343,779	$607,398
Other temporary differences	$(1,074)	$(332)	$(93)	$(718)	$(181)	$(244)	$(351)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, residual interest bonds, futures contracts, accretion of market discount, defaulted bond interest and the timing of recognizing distributions to shareholders.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. The fee is computed at an annual rate of 0.640% (0.655% prior to May 1, 2013) of each Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between each Trust and EVM that commenced on May 1, 2010, the annual adviser fee is reduced by 0.015% every May 1 thereafter for the next nineteen years. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Trusts who are not interested persons of EVM or each Trust and by the vote of a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Trust, and the amount of any outstanding APS issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Trust’s APS then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust’s average weekly gross assets. For the year ended November 30, 2013, the investment adviser fees and administration fees were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Investment Adviser Fee	$1,012,060	$400,091	$302,989	$661,409	$789,418	$412,494	$384,497
Administration Fee	$313,114	$123,778	$93,735	$204,641	$244,232	$127,616	$118,962

Trustees and officers of the Trusts who are members of EVM’s organization receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

54

Eaton Vance

Municipal Income Trusts

November 30, 2013

Notes to Financial Statements — continued

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended November 30, 2013 were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Purchases	$13,094,998	$950,167	$5,283,838	$16,670,202	$12,852,409	$6,497,091	$6,588,463
Sales	$18,675,568	$3,223,728	$6,193,816	$22,236,472	$13,206,703	$6,597,115	$6,202,921

6  Common Shares of Beneficial Interest

Common shares issued pursuant to the Trusts’ dividend reinvestment plan for the years ended November 30, 2013 and November 30, 2012 were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Year Ended November 30, 2013	3,484	—	3,303	3,692	203	496
Year Ended November 30, 2012	13,698	3,879	10,907	9,350	1,890	2,720

On November 11, 2013, the Board of Trustees of the Trusts authorized the repurchase by each Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trusts for the year ended November 30, 2013.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Trust at November 30, 2013, as determined on a federal income tax basis, were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Aggregate cost	$131,134,229	$54,035,480	$43,171,129	$88,929,038	$99,658,643	$58,048,323	$54,239,862

Gross unrealized appreciation	$7,221,765	$2,556,350	$1,177,080	$3,998,413	$6,252,183	$3,062,974	$2,148,879
Gross unrealized depreciation	(3,711,474)	(1,044,268)	(1,419,393)	(2,151,060)	(1,994,688)	(719,195)	(1,541,481)

Net unrealized appreciation (depreciation)	$3,510,291	$1,512,082	$(242,313)	$1,847,353	$4,257,495	$2,343,779	$607,398

8  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft, the Trusts are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Trust’s assets to the extent of any overdraft. At November 30, 2013, Ohio Trust had a payment due to SSBT pursuant to the foregoing arrangement of $9,581. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at November 30, 2013. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2013. The Trusts’ average overdraft advances during the year ended November 30, 2013 were not significant.

9  Financial Instruments

The Trusts may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and

55

Eaton Vance

Municipal Income Trusts

November 30, 2013

Notes to Financial Statements — continued

do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at November 30, 2013 is as follows:

Futures Contracts
Trust	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

California	3/14	38 U.S. 10-Year Treasury Note	Short	$(4,750,227)	$(4,764,250)	$(14,023)
	3/14	43 U.S. Long Treasury Bond	Short	(5,609,406)	(5,622,250)	(12,844)
Massachusetts	3/14	34 U.S. Long Treasury Bond	Short	$(4,435,344)	$(4,445,500)	$(10,156)
Michigan	3/14	14 U.S. Long Treasury Bond	Short	$(1,826,318)	$(1,830,500)	$(4,182)
New Jersey	3/14	90 U.S. Long Treasury Bond	Short	$(11,740,617)	$(11,767,500)	$(26,883)
New York	3/14	43 U.S. Long Treasury Bond	Short	$(5,609,407)	$(5,622,251)	$(12,844)
Ohio	3/14	16 U.S. Long Treasury Bond	Short	$(2,087,221)	$(2,092,000)	$(4,779)
Pennsylvania	3/14	50 U.S. Long Treasury Bond	Short	$(6,522,565)	$(6,537,500)	$(14,935)

At November 30, 2013, the Trusts had sufficient cash and/or securities to cover commitments under these contracts.

Each Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trusts hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trusts purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at November 30, 2013 were as follows:

	California Trust		Massachusetts Trust		Michigan Trust		New Jersey Trust		New York Trust		Ohio Trust		Pennsylvania Trust

Liability Derivative:
Futures Contracts	$(26,867	)(1)	$(10,156	)(1)	$(4,182	)(1)	$(26,883	)(1)	$(12,844	)(1)	$(4,779	)(1)	$(14,935	)(1)

Total	$(26,867)		$(10,156)		$(4,182)		$(26,883)		$(12,844)		$(4,779)		$(14,935)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

56

Eaton Vance

Municipal Income Trusts

November 30, 2013

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended November 30, 2013 was as follows:

	California Trust		Massachusetts Trust		Michigan Trust		New Jersey Trust		New York Trust		Ohio Trust		Pennsylvania Trust

Realized Gain (Loss) on Derivatives Recognized in Income	$779,319	(1)	$482,226	(1)	$72,926	(1)	$2,033,683	(1)	$609,874	(1)	$231,608	(1)	$687,168	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$16,546	(2)	$(7,703	)(2)	$(3,748	)(2)	$47,015	(2)	$(9,742	)(2)	$(3,480	)(2)	$10,547	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the year ended November 30, 2013, which is indicative of the volume of this derivative type, was approximately as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Average Notional Amount:

Futures Contracts	$10,254,000	$3,400,000	$669,000	$12,923,000	$4,300,000	$1,554,000	$5,000,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Trusts’ investments and open derivative instruments, which are carried at value, were as follows:

California Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$149,324,520	$—	$149,324,520

Total Investments	$—	$149,324,520	$—	$149,324,520

Liability Description

Futures Contracts	$(26,867)	$—	$—	$(26,867)

Total	$(26,867)	$—	$—	$(26,867)

57

Eaton Vance

Municipal Income Trusts

November 30, 2013

Notes to Financial Statements — continued

Massachusetts Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$58,932,562	$—	$58,932,562

Total Investments	$—	$58,932,562	$—	$58,932,562

Liability Description

Futures Contracts	$(10,156)	$—	$—	$(10,156)

Total	$(10,156)	$—	$—	$(10,156)

Michigan Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$42,928,816	$—	$42,928,816

Total Investments	$—	$42,928,816	$—	$42,928,816

Liability Description

Futures Contracts	$(4,182)	$—	$—	$(4,182)

Total	$(4,182)	$—	$—	$(4,182)

New Jersey Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$93,667,181	$—	$93,667,181
Taxable Municipal Securities	—	889,210	—	889,210

Total Investments	$—	$94,556,391	$—	$94,556,391

Liability Description

Futures Contracts	$(26,883)	$—	$—	$(26,883)

Total	$(26,883)	$—	$—	$(26,883)

New York Trust
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$122,343,974	$—	$122,343,974
Miscellaneous	—	—	887,164	887,164

Total Investments	$—	$122,343,974	$887,164	$123,231,138

Liability Description

Futures Contracts	$(12,844)	$—	$—	$(12,844)

Total	$(12,844)	$—	$—	$(12,844)

58

Eaton Vance

Municipal Income Trusts

November 30, 2013

Notes to Financial Statements — continued

Ohio Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$60,392,102	$—	$60,392,102

Total Investments	$—	$60,392,102	$—	$60,392,102

Liability Description

Futures Contracts	$(4,779)	$—	$—	$(4,779)

Total	$(4,779)	$—	$—	$(4,779)

Pennsylvania Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$56,497,260	$—	$56,497,260
Taxable Municipal Securities	—	0	—	0

Total Investments	$—	$56,497,260	$—	$56,497,260

Liability Description

Futures Contracts	$(14,935)	$—	$—	$(14,935)

Total	$(14,935)	$—	$—	$(14,935)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust held no investments or other financial instruments as of November 30, 2012 whose fair value was determined using Level 3 inputs.

Level 3 investments held by New York Trust at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the year ended November 30, 2013 is not presented.

At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

11  Subsequent Event

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule is July 21, 2015. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Trusts. The effects of the Volcker Rule may make it more difficult for a Trust to maintain current or desired levels of leverage and may cause the Trusts to incur additional expenses to maintain its leverage.

59

Eaton Vance

Municipal Income Trusts

November 30, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust and Eaton Vance Pennsylvania Municipal Income Trust:

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust (collectively the “Trusts”), including the portfolios of investments, as of November 30, 2013, and the related statements of operations for the year then ended, the statement of cash flows of Eaton Vance New York Municipal Income Trust for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trusts’ management.

Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust as of November 30 2013, the results of their operations for the year then ended, the cash flows of Eaton Vance New York Municipal Income Trust for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 14, 2014

60

Eaton Vance

Municipal Income Trusts

November 30, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Trusts. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  The Trusts designate the following percentages of distributions as exempt-interest dividends:

Eaton Vance California Municipal Income Trust	99.83%
Eaton Vance Massachusetts Municipal Income Trust	99.93%
Eaton Vance Michigan Municipal Income Trust	99.60%
Eaton Vance New Jersey Municipal Income Trust	98.98%
Eaton Vance New York Municipal Income Trust	99.97%
Eaton Vance Ohio Municipal Income Trust	99.87%
Eaton Vance Pennsylvania Municipal Income Trust	99.93%

61

Eaton Vance

Municipal Income Trusts

November 30, 2013

Dividend Reinvestment Plan

Each Trust offers a dividend reinvestment plan (Plan) pursuant to which shareholders automatically have distributions reinvested in common shares (Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by American Stock Transfer & Trust Company, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Trust’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Trust. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

62

Eaton Vance

Municipal Income Trusts

November 30, 2013

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Income Trusts

c/o American Stock Transfer & Trust Company

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Number of Employees

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of November 30, 2013, Trust records indicate that there are 24, 32, 12, 33, 27, 26 and 29 registered shareholders for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively, and approximately 2,195, 1,184, 1,222, 1,769, 2,138, 1,456 and 1,451 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

California Municipal Income Trust	CEV
Massachusetts Municipal Income Trust	MMV
Michigan Municipal Income Trust	EMI
New Jersey Municipal Income Trust	EVJ

New York Municipal Income Trust	EVY
Ohio Municipal Income Trust	EVO
Pennsylvania Municipal Income Trust	EVP

63

Eaton Vance

Municipal Income Trusts

November 30, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance California Municipal Income Trust (CEV), Eaton Vance Massachusetts Municipal Income Trust (MMV), Eaton Vance Michigan Municipal Income Trust (EMI), Eaton Vance New Jersey Municipal Income Trust (EVJ), Eaton Vance New York Municipal Income Trust (EVY), Eaton Vance Ohio Municipal Income Trust (EVO) and Eaton Vance Pennsylvania Municipal Income Trust (EVP) (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts’ affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trusts, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 186 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee serves for a three year term. Each officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trusts	Term of Office; Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Class II Trustee	Until 2016. 3 years. Trustee since 2007.

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 186 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trusts.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Class II Trustee	Until 2016. 3 years. Trustee since 2011.

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Allen R. Freedman 1940	Class II Trustee	Until 2016. 3 years. Trustee since 2007.

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

Valerie A. Mosley(2) 1960	Class I Trustee	Until 2015. 1 year. Trustee since 2014.

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years. None.

William H. Park 1947	Class III Trustee	Until 2014. 3 years. Trustee since 2003.

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

64

Eaton Vance

Municipal Income Trusts

November 30, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Term of Office; Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Class I Trustee	Until 2015. 3 years. Trustee since 2003.

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Class III Trustee	Until 2014. 3 years. Trustee since 2008.

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Class I Trustee	Until 2015. 3 years. Trustee since 1998.

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Class III Trustee	Until 2014. 3 years. Trustee since 2011.

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni(A) 1943	Chairman of the Board and Class II Trustee	Until 2013(3). 3 years. Chairman of the Board since 2007 and Trustee since 2005.

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trusts	Length of Service	Principal Occupation(s) During Past Five Years
Payson F. Swaffield(4) 1956	President	Since 2014	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(5) 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

65

Eaton Vance

Municipal Income Trusts

November 30, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Mmes. Mosley and Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Effective January 1, 2014, Ms. Mosley became a Trustee of each Trust.
(3)	Due to a lack of quorum of APS, each Trust was unable to act on election of Mr. Verni. Accordingly, Mr. Verni will remain in office and continue to serve as Trustee of each Trust.
(4)	Prior to 2014, Mr. Swaffield served as Vice President to each Trust since 2011.
(5)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of each Trust since 2007.
(A)	APS Trustee.

66

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On November 11, 2013, the Funds’ Board of Trustees approved a share repurchase program authorizing each Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, are disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

67

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

6201 15th Avenue

Brooklyn, NY 11219

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

147 11.30.13

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended November 30, 2012 and November 30, 2013 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	11/30/12	11/30/13
Audit Fees	$31,200	$32,150
Audit-Related Fees(1)	$3,915	$3,915
Tax Fees(2)	$9,760	$9,860
All Other Fees(3)	$0	$0

Total	$44,875	$45,925

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended November 30, 2012 and November 30, 2013; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	11/30/12	11/30/13
Registrant	$13,675	$13,775
Eaton Vance(1)	$662,119	$526,385

(1)	Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant’s investment adviser and administrator.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. William H. Park (Chair), Scott E. Eston, Ronald A. Pearlman, Helen Frame Peters and Ralph F. Verni are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

William H. Ahern, Jr., portfolio manager of Eaton Vance Michigan Municipal Income Trust and Eaton Vance Ohio Municipal Income Trust, Craig R. Brandon, portfolio manager of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust and Eaton Vance New York Municipal Income Trust and Adam A. Weigold, portfolio manager of Eaton Vance New Jersey Municipal Income Trust and Eaton Vance Pennsylvania Municipal Income Trust are responsible for the overall and day-to-day management of each Fund’s investments.

Mr. Ahern has been an Eaton Vance portfolio manager since 1993 and is a Vice President of Eaton Vance Management (“EVM”). Mr. Brandon has been an Eaton Vance analyst since 1998 and a portfolio manager since 2004, and is co-director of the Boston Municipal Group and a Vice President of EVM. Mr. Weigold has been a credit analyst with Eaton Vance since 1991 and a portfolio manager since 2007, and is a Vice President of EVM. This information is provided as of the date of filing of this report.

The following table shows, as of each Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
William H. Ahern, Jr.
Registered Investment Companies	14	$3,133.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Craig R. Brandon
Registered Investment Companies	15	$6,084.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Adam A. Weigold
Registered Investment Companies	14	$1,350.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Portfolio Manager and Fund Name	Dollar Range of Equity Securities Owned in the Fund
William H. Ahern, Jr.
Michigan Municipal Income Trust	None
Ohio Municipal Income Trust	None

Craig R. Brandon
California Municipal Income Trust	None
Massachusetts Municipal Income Trust	None

New York Municipal Income Trust	None

Adam A. Weigold
New Jersey Municipal Income Trust	None
Pennsylvania Municipal Income Trust	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 8, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 8, 2014